Related Party Disclosures	12 Months Ended
Mar. 31, 2023
Related Party Disclosures [Abstract]
Related Party Disclosures

20. Related Party Disclosures

In respect of second matter, during the previous year the Company received a favorable Award from Singapore International Arbitration Centre in relation to the purchase price of shares, held by Mr. Inderpreet Singh Wadhwa and Mr. H. S. Wadhwa (erstwhile Chief Operating Officer), in Azure Power India Private Limited. However, Mr. Inderpreet Singh Wadhwa has challenged the award and filed an appeal before the High Court of Singapore. The appeal challenging the SIAC Award has been dismissed by the Singapore court.